INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

On September 30, 2021 and December 31, 2020, the Company had a net operating loss carryforward of $25,760,803 and $20,870,713, respectively, which begins to expire in 2034.

Components of net deferred tax asset, including a valuation allowance, are as follows:

	September 30, 2021 (unaudited)	December 31, 2020 (audited)
Deferred tax asset:
Net operating loss carryforward	$5,409,769	$4,382,850
Total deferred tax asset	5,409,769	4,382,850
Less: Valuation allowance	(5,409,769)	(4,382,850)
Net deferred tax asset	$-	$-

Valuation allowance for deferred tax assets as of September 30, 2021, and December 31, 2020 was $5,409,769 and $4,382,850, respectively. In assessing the recovery of the deferred tax asset, management considers whether it is more likely than not that some portion or the entire deferred tax asset will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not deferred tax assets will not be realized as of September 30, 2021, and December 31, 2020, and recognized 100% valuation allowance for each period.

Reconciliation between the statutory rate and the effective tax rate for both periods and as of December 31, 2020:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.0)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%

NOTE 10 – INCOME TAXES

At December 31, 2020 and December 31, 2019, the Company had a net operating loss carryforward of $20,870,713 and $14,889,631, respectively, which begins to expire in 2034.

Components of net deferred tax asset, including a valuation allowance, are as follows:

	December 31, 2020	December 31, 2019
Deferred tax asset:
Net operating loss carryforward	$4,382,850	$3,126,823
Total deferred tax asset	4,382,850	3,126,823
Less: Valuation allowance	(4,382,850)	(3,126,823)
Net deferred tax asset	$-	$-

Valuation allowance for deferred tax assets as of December 31, 2020 and December 31, 2019 was $4,382,850 and $3,126,823, respectively. In assessing the recovery of the deferred tax asset, management considers whether it is more likely than not that some portion or the entire deferred tax asset will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not deferred tax assets will not be realized as of December 31, 2020 and December 31, 2019 and recognized 100% valuation allowance for each period.

Reconciliation between statutory rate and the effective tax rate for and as of December 31, 2020 and 2019:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%